Equity (Details) - Schedule of stock options outstanding - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity (Details) - Schedule of stock options outstanding [Line Items]
Options Outstanding, Number Outstanding (in Shares)	1,732,368	2,102,529
Options Outstanding, Weighted-Average Contractual Life in Years	5 years 5 months 26 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 28.85	$ 28.06
Options Exercisable, Number Exercisable (in Shares)	1,376,409
Options Exercisable, Weighted-Average Exercise Price	$ 31.99
Options Outstanding, Aggregate intrinsic value (in Dollars)	$ 6,529
Options Exercisable, Aggregate intrinsic value (in Dollars)	$ 3,725
$0.76 - $19.66 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	$ 0.76
Range of Exercise Prices (Upper)	$ 19.66
Options Outstanding, Number Outstanding (in Shares)	799,417
Options Outstanding, Weighted-Average Contractual Life in Years	6 years 8 months 15 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 17.87
Options Exercisable, Number Exercisable (in Shares)	481,418
Options Exercisable, Weighted-Average Exercise Price	$ 19.32
$19.96 - $23.41 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	19.96
Range of Exercise Prices (Upper)	$ 23.41
Options Outstanding, Number Outstanding (in Shares)	445,930
Options Outstanding, Weighted-Average Contractual Life in Years	5 years 9 months 18 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 21.72
Options Exercisable, Number Exercisable (in Shares)	445,930
Options Exercisable, Weighted-Average Exercise Price	$ 21.72
$24.66 - $91.56 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	24.66
Range of Exercise Prices (Upper)	$ 91.56
Options Outstanding, Number Outstanding (in Shares)	476,942
Options Outstanding, Weighted-Average Contractual Life in Years	3 years 2 months 19 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 52.28
Options Exercisable, Number Exercisable (in Shares)	438,982
Options Exercisable, Weighted-Average Exercise Price	$ 54.64
$103.36 - $120.51 [Member]
Equity (Details) - Schedule of stock options outstanding [Line Items]
Range of Exercise Prices (Lower)	103.36
Range of Exercise Prices (Upper)	$ 120.51
Options Outstanding, Number Outstanding (in Shares)	10,079
Options Outstanding, Weighted-Average Contractual Life in Years	2 years 9 months 18 days
Options Outstanding, Weighted-Average Remaining Exercise Price	$ 104.84
Options Exercisable, Number Exercisable (in Shares)	10,079
Options Exercisable, Weighted-Average Exercise Price	$ 104.84